Leases (Details) - Schedule of supplemental balance sheet information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating leases:
Operating lease right-of-use assets	$ 1,725	$ 1,359
Current maturities of operating leases	881	519
Non-current operating leases	950	923
Total operating lease liabilities	$ 1,831	$ 1,442
Weighted average remaining lease term
Operating leases	2 years 1 month 20 days	2 years 8 months 1 day
Weighted average discount rate
Operating leases	5.70%	5.83%